Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom Income Portfolio	Apr. 30, 2025
VIP Investor Freedom Income Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	4.31%
Past 5 years	2.45%
Past 10 years	3.41%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFQ
Average Annual Return:
Past 1 year	4.84%
Past 5 years	2.44%
Past 10 years	3.29%